DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Summarized Financial Information for Aforementioned Derivative Financial Instruments

Summarized financial information for all of the aforementioned derivative financial instruments is shown below:

	Years Ended December 31,
	2017	2016	2015
Non-cash (loss)/gain from change in fair value recorded in Other, net	$(1,503)	$(750)	$(1,752)
(Loss)/gain reclassified from comprehensive income (loss) to Other, net	$(118)	$(217)	$(397)
Net cash settlement	$(1,602)	$(1,836)	$(1,788)